Condensed Statement of Changes In Shareholders' Equity - USD ($)		Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]
Beginning balance at Oct. 21, 2020		$ 0		$ 0	$ 0
Beginning balance (Shares) at Oct. 21, 2020			0
Issuance of Class B ordinary shares to initial shareholder at approximately $0.0006 per share	[1]	25,000		$ 4,312	20,688
Issuance of Class B ordinary shares to initial shareholder at approximately $0.0006 per share ,(Shares)				43,125,000
Net income(Loss)		(5,000)				$ (5,000)
Ending balance at Dec. 31, 2020		20,000		$ 4,312	20,688	(5,000)
Ending balance (Shares) at Dec. 31, 2020				43,125,000
Sale of Class A ordinary shares in initial public offering, less fair value of public warrants		1,656,000,000	$ 17,250		1,655,982,750
Sale of Class A ordinary shares in initial public offering, less fair value of public warrants (Shares)			172,500,000
Underwriters' discount and offering expenses		(83,990,246)			(83,990,246)
Class A ordinary shares subject to possible redemption		(1,572,791,350)	$ (15,728)		$ (1,572,013,192)	(762,430)
Class A ordinary shares subject to possible redemption (Shares)			157,279,135
Net income(Loss)		5,761,600				5,761,600
Ending balance at Mar. 31, 2021		$ 5,000,004	$ 1,522	$ 4,312		$ 4,994,170
Ending balance (Shares) at Mar. 31, 2021			15,220,865	43,125,000

[1]	This number includes an aggregate of up to 5,625,000 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 5).